Income Taxes - Schedule of Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax assets		$ 86	$ 103
Current deferred tax liabilities		(6)	(1)
Long-term deferred tax assets		18	5
Long-term deferred tax liabilities	$ (536)	(521)	(552)
Net deferred tax liabilities		$ (423)	$ (445)